Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Expense related to share-based compensation plans and ESOP	$ 142,000	$ 141,000
Fair value of shares held by the ESOP	377,870	384,404	398,104
Employer contribution	$ 742,000	$ 744,000
Unearned ESOP shares amount	0	0
Accumulated benefit obligation for the defined benefit pension plan	4,695,000	$ 4,421,000
Present value of defined benefit future plan	$ 383,000
Defined benefit plan, assumptions used calculating net periodic benefit cost, expected long-term Rate of return on plan assets, decrease	50.00%	6.00%
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	$ 89,000
Employee Stock Option [Member]
Benefit Plan
Employer contribution	4,852,000
Postretirement Life Insurance [Member]
Benefit Plan
Accumulated benefit obligation	2,000,000.0	$ 1,900,000
Employer contribution	$ 672,000